Portfolio of Investments
Columbia Bond Fund, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 17.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Subordinated Series 2022-1A Class C
04/20/2029	5.480%	3,750,000	3,726,975
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	5,000,000	4,962,127
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	4.046%	3,000,000	2,729,677
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class B
07/15/2030	1.640%	3,950,000	3,771,570
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	4.183%	2,000,000	1,891,074
Series 2020-5A Class A1
3-month USD LIBOR + 1.220% Floor 1.220% 01/20/2032	3.930%	10,000,000	9,826,420
Series 2020-5A Class C
3-month USD LIBOR + 2.350% Floor 2.350% 01/20/2032	5.060%	4,480,000	4,259,297
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	4.110%	2,000,000	1,895,474
Carlyle US CLO Ltd.(a),(b)
Series 2020-2A Class CR
3-month USD LIBOR + 3.200% Floor 3.200% 01/25/2035	4.384%	1,850,000	1,679,486
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% Floor 1.600% 04/30/2031	2.886%	1,800,000	1,722,208
Dryden 83 CLO Ltd.(a),(b)
Series 2020-83A Class C
3-month USD LIBOR + 2.150% Floor 2.150% 01/18/2032	4.890%	5,000,000	4,731,835
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class BR
3-month USD LIBOR + 1.700% Floor 1.700% 07/17/2034	4.440%	1,250,000	1,186,183
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	2.761%	1,250,000	1,186,629
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-3A Class C
05/15/2025	1.920%	3,000,000	2,967,398
LendingPoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	2,219,458	2,203,517
Series 2021-B Class A
02/15/2029	1.110%	1,931,628	1,898,535
LendingPoint Pass-Through Trust(a)
Series 2022-ST1 Class A
03/15/2028	2.500%	3,185,089	3,093,090
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	1,176,494	1,141,217
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class C
3-month USD LIBOR + 2.200% Floor 2.200% 01/15/2033	3.244%	6,500,000	6,102,291
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	4.644%	1,500,000	1,372,350
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	4.227%	5,000,000	4,880,930
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	4.060%	3,700,000	3,525,970
Marlette Funding Trust(a)
Series 2021-1A Class B
06/16/2031	1.000%	1,800,000	1,766,096
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	4.110%	1,820,000	1,735,115
Columbia Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	4.209%	4,000,000	3,830,384
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	6,800,000	6,551,686
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	3.860%	7,500,000	7,354,935
Pagaya AI Debt Selection Trust(a)
Series 2020-3 Class B
05/17/2027	3.220%	3,000,000	2,982,406
Series 2021-1 Class A
11/15/2027	1.180%	5,448,531	5,350,879
Series 2021-3 Class A
05/15/2029	1.150%	4,796,301	4,690,551
Series 2021-5 Class A
08/15/2029	1.530%	3,694,818	3,573,779
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	2,200,000	2,015,352
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	3,229,000	3,185,796
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,294,122	2,052,897
RR 1 LLC(a),(b)
Series 2017-1A Class A2B
3-month USD LIBOR + 1.600% Floor 1.600% 07/15/2035	4.112%	10,000,000	9,537,470
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	3.602%	4,500,000	4,439,826
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	2,734,339	2,684,454
Series 2022-1A Class A
02/15/2028	1.850%	1,468,379	1,443,241
Upstart Pass-Through Trust(a),(c)
Series 2020-ST4 Class A
11/20/2026	3.250%	1,006,296	972,805
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	1,057,586	1,019,438
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-ST10 Class A
01/20/2030	2.250%	4,835,884	4,661,552
Series 2021-ST6 Class A
08/20/2027	1.850%	3,643,760	3,446,906
Series 2021-ST9 Class A
11/20/2029	1.700%	2,259,134	2,093,266
Upstart Securitization Trust(a)
Series 2021-1 Class B
03/20/2031	1.890%	4,250,000	4,107,630
Series 2021-3 Class A
07/20/2031	0.830%	4,816,961	4,663,382
Series 2021-4 Class A
09/20/2031	0.840%	3,386,342	3,257,318
Subordinated Series 2020-3 Class B
11/20/2030	3.014%	4,000,000	3,926,195
Subordinated Series 2021-5 Class B
11/20/2031	2.490%	5,000,000	4,690,796
Total Asset-Backed Securities — Non-Agency (Cost $173,005,081)			166,788,408

Commercial Mortgage-Backed Securities - Agency 0.6%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	1,005,927
Federal National Mortgage Association(d)
Series 2017-M15 Class ATS2
11/25/2027	3.153%	4,486,499	4,474,404
Government National Mortgage Association(d),(e)
Series 2019-147 Class IO
06/16/2061	0.396%	5,871,380	256,013
Total Commercial Mortgage-Backed Securities - Agency (Cost $6,102,479)			5,736,344

Commercial Mortgage-Backed Securities - Non-Agency 17.2%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,355,772	2,347,894
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,927,924	2,926,416
BAMLL Commercial Mortgage Securities Trust(a),(d)
Series 2013-WBRK Class A
03/10/2037	3.534%	1,350,000	1,274,688
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class A
1-month USD LIBOR + 0.850% Floor 0.850% 09/15/2034	2.850%	4,500,000	4,398,089

2	Columbia Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	3.949%	1,300,000	1,278,754
Subordinated Series 2018-DSNY Class B
1-month USD LIBOR + 1.150% Floor 1.150% 09/15/2034	3.150%	9,325,000	9,020,020
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	3.700%	1,000,000	945,241
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	2.999%	2,503,753	2,418,604
Subordinated Series 2018-BXH Class D
1-month USD LIBOR + 2.000% Floor 2.000% 10/15/2037	3.999%	2,000,000	1,880,127
BFLD Trust(a),(b)
Series 2019-DPLO Class A
1-month USD LIBOR + 1.090% Floor 1.091% 10/15/2034	3.089%	3,000,000	2,943,839
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	3.250%	3,000,000	2,888,592
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class A
1-month USD LIBOR + 0.820% Floor 0.820% 06/15/2035	2.820%	8,000,000	7,667,800
BX Commercial Mortgage Trust(a)
Series 2020-VIV4 Class A
03/09/2044	2.843%	7,500,000	6,601,832
BX Trust(a),(b)
Series 2018-GW Class A
1-month USD LIBOR + 0.800% Floor 0.800% 05/15/2035	2.799%	5,950,000	5,785,291
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	3.586%	823,000	792,185
Subordinated Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	3.886%	747,000	705,993
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	3,400,000	3,090,230
Citigroup Commercial Mortgage Trust(a),(d)
Subordinated Series 2020-420K Class D
11/10/2042	3.312%	2,250,000	1,843,294
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	3.128%	1,000,000	962,478
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class D
02/10/2037	3.633%	1,750,000	1,610,520
Corevest American Finance Trust(a)
Series 2020-4 Class A
12/15/2052	1.174%	8,745,291	7,923,315
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	6,220,000	5,908,525
Extended Stay America Trust(a),(b)
Series 2021-ESH Class C
1-month USD LIBOR + 1.700% Floor 1.700% 07/15/2038	3.024%	10,659,396	10,339,882
Hilton USA Trust(a),(d)
Subordinated Series 2016-HHV Class C
11/05/2038	4.194%	1,700,000	1,608,016
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	1,646,000	1,591,648
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,000,000	3,871,190
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR4 Class C
1-month USD LIBOR + 1.400% Floor 1.400% 01/17/2038	1.954%	1,999,908	1,895,167
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,750,000	1,474,365
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class D
11/10/2036	3.177%	1,200,000	1,101,014
New Residential Mortgage Loan Trust(a)
Series 2022-SFR1 Class A
02/17/2039	2.400%	6,182,813	5,724,122

Columbia Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class B
1-month USD LIBOR + 1.500% Floor 1.500% 01/15/2036	3.499%	15,000,000	14,213,527
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2036	4.199%	5,000,000	4,720,482
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	1,800,000	1,672,161
Series 2020-SFR3 Class B
10/17/2027	1.495%	4,000,000	3,739,676
Series 2020-SFR3 Class C
10/17/2027	1.695%	6,250,000	5,855,032
Series 2022-SFR1 Class A
02/17/2041	2.709%	3,000,000	2,728,881
Subordinated Series 2022-SFR4 Class B
05/17/2041	4.788%	6,000,000	5,950,176
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	3.149%	8,000,000	7,640,203
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	6,401,895
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.850% Floor 0.851% 02/15/2032	1.404%	1,737,226	1,703,739
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	3.249%	900,000	879,001
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.875% 12/15/2034	2.874%	4,720,000	4,677,116
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090%, Cap 4.500% 02/15/2037	4.089%	5,600,000	5,272,708
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.325% Floor 1.200% 12/15/2034	3.325%	800,000	790,291
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $178,036,416)			169,064,019

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(f)	3	23
Total Consumer Staples		23
Financials 0.0%
Capital Markets 0.0%
Jefferies Financial Group, Inc.	39	1,270
Total Financials		1,270
Total Common Stocks (Cost $—)		1,293

Corporate Bonds & Notes 18.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
Boeing Co. (The)
08/01/2059	3.950%	3,377,000	2,462,691
05/01/2060	5.930%	1,701,000	1,683,264
Total			4,145,955
Banking 6.5%
Bank of America Corp.(g)
07/23/2031	1.898%	7,130,000	5,896,680
10/24/2031	1.922%	2,300,000	1,895,101
10/20/2032	2.572%	2,220,000	1,901,377
02/04/2033	2.972%	5,600,000	4,947,616
Citigroup, Inc.(g)
06/03/2031	2.572%	864,000	752,209
01/25/2033	3.057%	5,541,000	4,914,886
Goldman Sachs Group, Inc. (The)(g)
07/21/2032	2.383%	3,506,000	2,955,662
02/24/2033	3.102%	5,160,000	4,603,718
HSBC Holdings PLC(g)
05/24/2032	2.804%	2,260,000	1,897,043
11/22/2032	2.871%	5,997,000	5,021,164

4	Columbia Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(g)
10/15/2030	2.739%	1,812,000	1,623,653
04/22/2032	2.580%	8,049,000	6,986,301
11/08/2032	2.545%	6,592,000	5,663,431
Morgan Stanley(g)
07/21/2032	2.239%	2,124,000	1,791,004
10/20/2032	2.511%	2,858,000	2,453,720
Subordinated
04/20/2037	5.297%	1,720,000	1,736,468
Wells Fargo & Co.(g)
10/30/2030	2.879%	593,000	538,433
02/11/2031	2.572%	7,892,000	6,958,652
03/02/2033	3.350%	1,385,000	1,268,704
Total			63,805,822
Cable and Satellite 0.8%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	610,000	537,803
06/30/2062	3.950%	2,446,000	1,704,821
04/01/2063	5.500%	6,754,000	5,958,620
Total			8,201,244
Diversified Manufacturing 0.9%
Carrier Global Corp.
04/05/2050	3.577%	4,718,000	3,749,426
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	2,735,000	2,697,844
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	5.159%	2,395,000	2,248,793
Total			8,696,063
Electric 1.7%
AEP Texas, Inc.
01/15/2050	3.450%	2,980,000	2,398,096
Duke Energy Corp.
09/01/2046	3.750%	3,035,000	2,549,451
Emera US Finance LP
06/15/2046	4.750%	2,910,000	2,694,456
Georgia Power Co.
03/15/2042	4.300%	2,450,000	2,258,167
Pacific Gas and Electric Co.
07/01/2050	4.950%	3,660,000	3,027,783
Southern Co. (The)
07/01/2046	4.400%	1,059,000	983,976
Xcel Energy, Inc.
06/01/2030	3.400%	2,425,000	2,311,848
Total			16,223,777
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.4%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	5,582,000	5,615,626
Bacardi Ltd.(a)
05/15/2048	5.300%	3,445,000	3,338,453
Kraft Heinz Foods Co.
06/01/2046	4.375%	5,644,000	4,971,231
Total			13,925,310
Health Care 0.9%
Cigna Corp.
03/15/2051	3.400%	2,470,000	2,014,580
CVS Health Corp.
03/25/2048	5.050%	1,050,000	1,063,652
HCA, Inc.(a)
03/15/2052	4.625%	7,219,000	6,283,658
Total			9,361,890
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	840,000	674,071
Life Insurance 0.3%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,000,000	977,637
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
12/01/2061	3.200%	1,190,000	852,017
10/15/2070	3.729%	357,000	270,380
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	335,000	335,819
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	475,000	475,432
Total			2,911,285
Media and Entertainment 0.5%
Magallanes, Inc.(a)
03/15/2062	5.391%	6,042,000	5,298,692
Midstream 1.0%
Enterprise Products Operating LLC
03/15/2044	4.850%	387,000	373,100
01/31/2060	3.950%	923,000	771,171
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	54,000	50,180
Kinder Morgan, Inc.
02/15/2046	5.050%	2,651,000	2,475,635

Columbia Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	4,576,000	3,725,246
Western Gas Partners LP
08/15/2048	5.500%	550,000	484,938
Williams Companies, Inc. (The)
09/15/2045	5.100%	821,000	796,851
10/15/2051	3.500%	917,000	719,397
Total			9,396,518
Natural Gas 0.5%
NiSource, Inc.
09/01/2029	2.950%	1,000,000	918,475
05/01/2030	3.600%	1,535,000	1,460,913
02/15/2043	5.250%	455,000	455,938
05/15/2047	4.375%	2,380,000	2,200,524
Total			5,035,850
Pharmaceuticals 0.6%
AbbVie, Inc.
06/15/2044	4.850%	2,780,000	2,816,404
Amgen, Inc.
02/22/2062	4.400%	3,117,000	2,910,041
Total			5,726,445
Property & Casualty 0.4%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	4,297,000	3,892,377
Retailers 0.3%
Lowe’s Companies, Inc.
10/15/2050	3.000%	1,365,000	1,003,678
04/01/2062	4.450%	2,217,000	2,003,704
Total			3,007,382
Technology 0.9%
Broadcom, Inc.(a)
04/15/2034	3.469%	2,096,000	1,793,483
11/15/2036	3.187%	876,000	701,305
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	200,000	182,447
01/15/2033	5.000%	1,254,000	1,276,418
02/15/2042	3.125%	1,128,000	850,099
Oracle Corp.
04/01/2050	3.600%	3,945,000	2,870,681
03/25/2061	4.100%	1,305,000	974,694
Total			8,649,127
Wireless 0.8%
American Tower Corp.
08/15/2029	3.800%	2,461,000	2,351,618
06/15/2030	2.100%	685,000	574,280
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
02/15/2031	2.875%	5,325,000	4,711,602
Total			7,637,500
Wirelines 0.3%
AT&T, Inc.
12/01/2057	3.800%	3,899,000	3,159,385
Total Corporate Bonds & Notes (Cost $207,071,806)			179,748,693

Municipal Bonds 1.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.4%
City of New York
Unlimited General Obligation Bonds
Series 2021A-1
08/01/2047	5.000%	3,290,000	3,688,640
Municipal Power 0.2%
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series 2021B
07/01/2051	5.000%	1,285,000	1,463,032
Special Non Property Tax 0.6%
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2020
03/15/2050	5.000%	5,600,000	6,200,283
Total Municipal Bonds (Cost $10,983,300)			11,351,955

Residential Mortgage-Backed Securities - Agency 24.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(h)
06/01/2043	4.000%	1,296,919	1,334,697
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	3.791%	2,230,710	343,962
Federal Home Loan Mortgage Corp.(e)
CMO Series 5162 Class IA
11/25/2051	3.000%	8,773,528	1,428,530

6	Columbia Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	1,941,539	1,941,937
05/01/2043- 05/01/2052	3.500%	12,611,423	12,586,621
02/01/2048- 08/01/2052	4.000%	10,694,019	10,882,291
Federal National Mortgage Association(h)
07/01/2038	6.000%	624,303	679,466
01/01/2040	5.500%	756,178	812,407
08/01/2040	4.500%	1,157,370	1,189,785
10/01/2042	3.000%	1,599,627	1,576,468
07/01/2045- 02/01/2046	3.500%	1,983,529	1,993,337
11/01/2045	4.000%	615,795	624,571
Federal National Mortgage Association(b),(e)
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.741%	759,559	118,517
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.741%	1,954,258	299,526
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	4.391%	2,916,677	321,611
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	3.891%	954,814	158,654
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	3.841%	799,358	127,308
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.891%	1,562,960	291,039
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	3.941%	1,110,530	203,384
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	3.891%	1,388,740	213,388
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	3.791%	3,347,770	497,943
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	3.791%	1,258,546	196,871
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	3.791%	1,958,922	375,704
Federal National Mortgage Association(e)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	23,097,842	3,969,080
Freddie Mac REMICS(e)
CMO Series 5152 Class XI
11/25/2050	2.500%	15,782,235	2,260,160
Government National Mortgage Association(b)
1-year CMT + 1.500% Cap 10.000% 04/20/2028	1.875%	1,267	1,263
Government National Mortgage Association(h)
04/20/2048	4.500%	817,126	843,498
Government National Mortgage Association(b),(e)
CMO Series 2017-112 Class SJ
-1.0 x 1-month USD LIBOR + 5.660% Cap 5.660% 07/20/2047	3.534%	2,860,511	307,369
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	4.074%	939,602	135,697
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	4.074%	1,206,039	169,519

Columbia Bond Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	4.074%	515,685	69,204
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	4.024%	726,584	99,104
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.074%	707,905	91,117
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.074%	888,646	121,883
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	4.124%	1,119,918	139,261
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	4.074%	912,809	120,052
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	4.074%	1,704,006	231,887
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	4.024%	1,479,048	198,554
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	4.074%	938,289	119,838
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	4.074%	1,007,349	131,073
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	3.874%	1,396,223	191,719
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	4.024%	1,019,921	141,234
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	4.024%	1,070,128	143,587
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	3.924%	1,092,033	140,944
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	4.024%	1,029,260	146,443
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	4.024%	2,455,003	328,276
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	3.974%	5,943,763	858,566
CMO Series 2020-188 Class SA
1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	4.174%	12,803,761	2,229,171
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	3.924%	791,343	104,440
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	4.024%	1,447,709	194,685
Government National Mortgage Association(e)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	8,169,533	1,221,091

8	Columbia Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-175 Class KI
11/20/2050	2.500%	22,071,944	3,172,939
CMO Series 2020-191 Class UG
12/20/2050	3.500%	8,355,510	1,396,157
CMO Series 2021-119 Class QI
07/20/2051	3.000%	8,763,975	1,304,405
CMO Series 2021-139 Class IC
08/20/2051	3.000%	21,060,526	3,087,368
CMO Series 2021-16 Class KI
01/20/2051	2.500%	10,323,867	1,607,417
CMO Series 2021-9 Class MI
01/20/2051	2.500%	9,997,326	1,233,541
Government National Mortgage Association TBA(i)
08/18/2052	4.000%	18,000,000	18,203,906
Uniform Mortgage-Backed Security TBA(i)
08/16/2037	2.000%	10,000,000	9,522,904
08/16/2037	2.500%	4,100,000	3,994,617
08/16/2037- 08/11/2052	3.000%	61,478,000	59,357,276
08/16/2037- 08/11/2052	3.500%	29,000,000	28,804,306
08/11/2052	4.000%	57,000,000	57,325,078
Total Residential Mortgage-Backed Securities - Agency (Cost $237,040,671)			241,916,646

Residential Mortgage-Backed Securities - Non-Agency 32.3%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	3,630,338	3,384,473
American Mortgage Trust(c),(d),(j)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	54	33
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	2,817,986
CMO Series 2020-3 Class A1
04/25/2065	1.691%	2,645,363	2,422,194
CMO Series 2021-5 Class A2
07/25/2066	1.208%	5,100,053	4,538,340
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	960,000	945,996
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	211,204	202,169
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.900% 04/25/2028	4.524%	3,289,394	3,255,170
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	4.259%	4,250,000	4,200,281
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.859%	1,112,955	1,109,643
CMO Series 2019-3A Class M1C
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	3.574%	3,500,000	3,429,642
CMO Series 2021-2A Class M1A
30-day Average SOFR + 1.200% Floor 1.200% 06/25/2031	2.714%	3,383,749	3,329,536
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	2.085%	2,000,000	1,863,504
CMO Series 2022-1 Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 01/26/2032	2.698%	4,900,000	4,871,748
BRAVO Residential Funding Trust(a),(d)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	138,310	134,792
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	59,276	57,342
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	300,000	279,020
CMO Series 2020-NQM1 Class M1
05/25/2060	3.181%	2,500,000	2,395,583
CMO Series 2020-RPL2 Class A1
05/25/2059	2.000%	2,065,818	1,911,100
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-3 Class A2
11/25/2059	2.981%	1,106,824	1,075,696
CMO Series 2019-3 Class A3
11/25/2059	3.135%	1,612,801	1,561,509
CMO Series 2020-1 Class A1
02/25/2055	1.724%	3,819,192	3,689,238
BVRT Financing Trust(a),(b),(c)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	1.976%	4,715,452	4,715,452

Columbia Bond Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	3.126%	6,000,000	6,000,000
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	5,275,565	4,938,276
CMO Series 2022-2 Class A1
03/25/2067	3.757%	4,436,589	4,211,489
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.076% 09/25/2058	3.449%	747,415	726,886
COLT Mortgage Loan Trust(a),(d)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	350,000	342,575
CMO Series 2021-3 Class A1
09/27/2066	0.956%	3,054,540	2,626,715
CMO Series 2021-5 Class A2
11/26/2066	2.606%	4,270,000	3,467,147
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	3.414%	2,650,000	2,408,526
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	4.614%	4,000,000	3,850,238
Credit Suisse Mortgage Capital Certificates(a),(d)
CMO Series 2020-SPT1 Class A1
04/25/2065	1.616%	413,408	406,288
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-RPL2 Class A1A
01/25/2060	1.115%	3,592,586	3,151,805
CSMC Trust(a),(d)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.433%	941,062	917,926
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	9,753,276	9,606,254
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	2,796,556	2,709,837
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2021-1 Class A2
05/25/2065	0.973%	744,856	710,451
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	3.324%	275,303	273,231
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1 Class M1A
30-day Average SOFR + 1.700% Floor 1.700% 10/25/2033	3.214%	1,593,492	1,593,032
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	3.074%	3,100,000	3,078,717
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2020-1 Class A3
05/25/2065	3.999%	550,000	518,997
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	6.259%	1,206,863	1,226,414
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA4 Class M2
1-month USD LIBOR + 3.750% Floor 3.750% 08/25/2050	6.009%	52,249	52,249
CMO Series 2021-DNA3 Class M1
30-day Average SOFR + 0.750% 10/25/2033	2.264%	4,623,148	4,558,077
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	3.364%	3,000,000	2,778,851
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN4 Class M3
1-month USD LIBOR + 4.550% 10/25/2024	6.809%	1,466,859	1,492,528
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(d)
CMO Series 2022-DNA2 Class M1B
02/25/2042	3.914%	3,800,000	3,581,684
FWD Securitization Trust(a),(d)
CMO Series 2020-INV1 Class M1
01/25/2050	2.850%	3,500,000	3,207,212
GCAT LLC(a),(d)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	3,234,478	3,112,881
GCAT Trust(a),(d)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	3,417,580	3,268,768
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	5,070,682	4,839,437
GS Mortgage-Backed Securities Corp. Trust(a),(d)
CMO Series 2021-NQM1 Class A1
07/25/2061	1.017%	2,787,450	2,553,748
Home Re Ltd.(a),(b)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	4.364%	2,700,000	2,694,398

10	Columbia Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	1,897,074	1,664,082
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	2,256,273	2,119,561
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	3,236,951	2,928,598
Loan Revolving Advance Investment Trust(a),(b),(c),(j)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	4.721%	4,000,000	4,000,000
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-2 Class B
1-month USD LIBOR + 1.100% Floor 1.100% 11/25/2053	3.359%	10,800,000	10,705,572
CMO Series 2020-2 Class C
1-month USD LIBOR + 1.300% Floor 1.300% 11/25/2053	3.559%	4,200,000	4,075,092
MFA Trust(a),(d)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	3,500,000	3,337,225
CMO Series 2020-NQM3 Class A1
01/26/2065	1.014%	5,960,900	5,608,631
CMO Series 2020-NQM3 Class A2
01/26/2065	1.324%	2,384,364	2,230,369
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	1,788,273	1,670,663
CMO Series 2021-INV2 Class A3
11/25/2056	2.264%	2,658,737	2,412,938
MFRA Trust(a),(d)
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	438,337	412,647
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	683,368	641,729
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2018-1A Class A1A
12/25/2057	4.000%	7,262,202	7,090,827
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	4,075,637	3,871,637
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	3.809%	413,106	411,827
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	3.659%	25,204	25,141
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	4.209%	1,500,000	1,479,979
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 10/25/2033	3.164%	3,791,893	3,784,877
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	5.050%	458,664	431,015
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-FT1 Class A
1-month USD LIBOR + 2.350% 04/25/2023	3.974%	2,500,000	2,482,415
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.109%	10,700,000	10,564,400
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.909%	3,950,000	3,901,442
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	8,969,156	8,585,837
CMO Series 2021-1 Class A1
01/25/2026	2.115%	6,206,079	5,877,185
CMO Series 2021-2 Class A1
03/25/2026	2.115%	2,515,680	2,383,325
CMO Series 2021-3 Class A1
04/25/2026	1.867%	2,343,489	2,199,279
CMO Series 2021-8 Class A1
09/25/2026	1.743%	1,607,641	1,493,726
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	4,342,738	4,072,484
PRKCM Trust(a),(d)
CMO Series 2021-AFC1 Class A3
08/25/2056	2.069%	5,875,532	5,173,234
PRPM LLC(a),(d)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	4,457,148	4,154,931

Columbia Bond Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	4.009%	485,253	484,216
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	2.574%	2,660,266	2,621,686
Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	42,579	41,664
Stanwich Mortgage Loan Co. LLC(a),(d)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	2,835,263	2,631,231
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,305,327	3,218,403
CMO Series 2020-2 Class A3
04/25/2060	3.000%	8,250,000	8,040,114
CMO Series 2020-3 Class A3
04/25/2065	2.591%	5,000,000	4,490,555
CMO Series 2020-3 Class M1
04/25/2065	3.544%	2,800,000	2,696,616
CMO Series 2020-INV1 Class A2
11/25/2055	1.439%	4,663,436	4,447,789
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	1,765,149	1,651,744
CMO Series 2021-3 Class A1
06/25/2056	1.127%	981,435	879,979
Stonnington Mortgage Trust(a),(c),(d)
CMO Series 2020-1 Class A
07/28/2024	3.500%	1,552,503	1,552,503
Toorak Mortgage Corp., Ltd.(d)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	373,848	373,263
Towd Point Mortgage Trust(a),(d)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	10,000,000	8,750,374
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1A
1-month USD LIBOR + 2.050% Floor 2.050% 10/25/2033	4.309%	3,743,403	3,742,471
TRK Trust(a),(d)
CMO Series 2021-INV2 Class A1
11/25/2056	1.966%	6,453,767	5,875,998
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vendee Mortgage Trust(d),(e)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	553,634	1
CMO Series 1998-3 Class IO
03/15/2029	0.000%	683,568	1
Verus Securitization Trust(a),(d)
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	429,773	415,783
CMO Series 2020-1 Class A3
01/25/2060	2.724%	1,049,909	1,003,529
CMO Series 2020-4 Class A3
05/25/2065	2.321%	1,749,879	1,680,077
CMO Series 2021-4 Class A2
07/25/2066	1.247%	4,533,545	3,902,170
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class A2
03/25/2060	3.035%	4,000,000	3,872,559
CMO Series 2020-INV1 Class A3
03/25/2060	3.889%	2,800,000	2,697,736
Visio Trust(a)
CMO Series 2020-1R Class A3
11/25/2055	1.873%	1,763,362	1,678,197
CMO Series 2021-1R Class A1
05/25/2056	1.280%	2,857,075	2,675,955
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $333,488,284)			316,310,366

Options Purchased Calls 0.1%
Value ($)
(Cost $742,100)	893,195

Money Market Funds 5.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.712%(k),(l)	57,714,535	57,685,678
Total Money Market Funds (Cost $57,675,119)		57,685,678
Total Investments in Securities (Cost: $1,204,145,256)		1,149,496,597
Other Assets & Liabilities, Net		(169,731,167)
Net Assets		979,765,430

At July 31, 2022, securities and/or cash totaling $7,961,175 were pledged as collateral.
12	Columbia Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	2,590	09/2022	USD	313,754,219	5,012,747	—
U.S. Ultra Treasury Bond	280	09/2022	USD	44,327,500	—	(75,179)
Total					5,012,747	(75,179)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(512)	09/2022	USD	(58,228,000)	—	(457,471)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	36,200,000	36,200,000	2.25	05/26/2023	742,100	893,195
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2022, the total value of these securities amounted to $669,397,429, which represents 68.32% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2022.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2022.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Non-income producing investment.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2022.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Represents a security purchased on a when-issued basis.
(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2022, the total value of these securities amounted to $4,000,033, which represents 0.41% of total net assets.
(k)	The rate shown is the seven-day current annualized yield at July 31, 2022.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.712%
	48,458,332	126,115,610	(116,893,635)	5,371	57,685,678	(6,195)	127,157	57,714,535
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Columbia Bond Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2022 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia Bond Fund | First Quarter Report 2022

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1QT121_04_M01_(09/22)